Loss before Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Loss For Year [Abstract]
Loss Before Income Taxes

Loss before income taxes includes the following specific expenses:

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021
Share-based payments expense^
Performance rights granted	$5,094,244	$4,857,249	$11,307,550	$2,305,467
Share rights granted	399,982	444,480	2,260,399	—
Options granted	127,734	52,700	962,800	2,162,519
Total share-based compensation expense	$5,621,960	$5,354,429	$14,530,749	$4,467,986
^ Refer to note 28 for further information regarding share-based payments.
Borrowing costs
Interest accrued on loan notes	$980,852	$—	$—	$—
Unwinding of fair value gain	18,553	25,945	43,979	30,203
Interest accrued on borrowings	1,864,697	917,476	1,468,569	140,668
Total borrowing costs	$2,864,102	$943,421	$1,512,548	$170,871
Impairment losses
Fixed assets written off1	$—	$—	$—	$2,002,399
Total impairment losses	$—	$—	$—	$2,002,399

[1]Impairments recognized during the twelve months ended June 30, 2021, relate to the redundant furnace technology which has been replaced with new proprietary furnace technology under the Company’s strategic alliance with U.S.-based Harper International Corporation. This amount represents the net book value of fixed assets written off.

Schedule of Administrative and Other Expenses

(in U.S. dollars)	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
Administrative and other expenses	2023	2022	2022	2021
Insurance	$6,750,308	$4,019,027	$3,842,129	$285,990
Legal fees	1,730,766	895,138	1,426,081	196,299
Occupancy expenses	418,206	628,816	1,729,282	17,160
Consulting fees	3,672,513	751,047	1,080,601	268,050
Software implementation and systems-related expenses	1,758,962	1,034,420	—	—
Other	4,533,142	4,153,199	4,513,616	2,083,366
Total administrative and other expenses	$18,863,896	$11,481,647	$12,591,709	$2,850,865